Investments Accounted for Using the Equity Method	12 Months Ended
Dec. 31, 2020
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Investments Accounted for Using the Equity Method
21	INVESTMENTS ACCOUNTED FOR USING THE EQUITY METHOD
The amounts recognized in the consolidated balance sheets are as follows:

	As of	As of
	December 31, 2020	December 31, 2019
	Million	Million
Associates	160,732	154,004
Joint ventures	1,079	1,224

	161,811	155,228

Details of principal associates, all of which are listed on exchanges, are as follows:

Name of associate	Place of incorporation/ establishment and operation	Proportion of ownership interest held by the Company or its subsidiary	Principal activity
Shanghai Pudong Development Bank Co., Ltd. (“SPD Bank”)	PRC	18%	Provision of banking services
China Tower Corporation Limited (“China Tower”)	PRC	28%	Provision of construction, maintenance and operation of telecommunications towers
IFLYTEK Co., Ltd. (“IFLYTEK”)	PRC	12%	Provision of intelligent voice and artificial intelligence products and services
True Corporation Public Company Limited (“True Corporation”)	Thailand	18%	Provision of telecommunications services

Note:	The consistency of the accounting policies between the Group and its associates has been considered when the Group recognized its interests in these associates.

(i)	Summarised financial information on principal associates:

	SPD Bank
	As of December 31
	2020 Million	2019 Million
Total assets	7,950,218	7,005,929
Total liabilities	7,304,401	6,444,878
Total equity	645,817	561,051

Total equity attributable to ordinary equity shareholders	528,288	493,945
Percentage of ownership of the Group	18%	18%

Total equity attributable to the Group	96,018	89,774
The impact of fair value adjustments at the time of acquisition, goodwill and others	6,084	6,084

Interest in associates	102,102	95,858

	China Tower		IFLYTEK		True Corporation
	As of December 31		As of December 31		As of December 31
	2020 Million	2019 Million	2020 Million	2019 Million	2020 Million	2019 Million
Total current assets	43,204	40,995	14,978	11,430	22,748	31,298
Total non-current assets	294,176	297,072	9,858	8,671	111,806	90,680
Total current liabilities	106,635	128,364	10,392	6,866	38,301	35,186
Total non-current liabilities	44,499	27,142	1,472	1,500	77,598	57,457
Total equity	186,246	182,561	12,972	11,735	18,655	29,335

Total equity attributable to equity shareholders	186,245	182,559	12,668	11,418	18,540	29,184
Percentage of ownership of the Group	28%	28%	12%	13%	18%	18%

Total equity attributable to the Group	52,018	51,281	1,514	1,465	3,337	5,253
The impact of fair value adjustments at the time of acquisition, goodwill and others	—	—	776	810	1,855	1,834
Elimination of unrealized profits resulting from the transfer of Tower Assets	(2,228)	(2,543)	—	—	—	—

Interest in associates	49,790	48,738	2,290	2,275	5,192	7,087

	SPD Bank			China Tower
	2020 Million	2019 Million	2018 Million	2020 Million	2019 Million	2018 Million
Revenue	196,384	190,688	170,865	81,099	76,428	71,819
Profit before taxation	66,682	69,817	65,284	8,407	6,837	3,475
Profit attributable to ordinary equity shareholders	55,244	57,186	54,189	6,428	5,222	2,650
Other comprehensive (loss)/ income attributable to ordinary equity shareholders	(3,291)	2,608	6,979	—	—	—
Total comprehensive income attributable to ordinary equity shareholders	51,953	59,794	61,168	6,428	5,222	2,650
Dividends received from associates	3,201	1,867	533	715	111	—

	IFLYTEK			True Corporation
	2020 Million	2019 Million	2018 Million	2020 Million	2019 Million	2018 Million
Revenue	13,025	10,079	7,917	30,485	31,423	33,214
Profit before taxation	1,457	995	659	208	1,727	2,662
Profit attributable to ordinary equity shareholders	1,364	819	542	231	1,256	1,444
Other comprehensive income/(loss) attributable to ordinary equity shareholders	—	—	1	(9)	(186)	(46)
Total comprehensive income attributable to ordinary equity shareholders	1,364	819	543	222	1,070	1,398
Dividends received from associates	27	27	18	114	117	39

(ii)
The fair values of the interests in listed associates are based on quoted market prices (level 1: quoted price (unadjusted) in active markets) at the balance sheet date without any deduction for transaction costs and disclosed as follows:

	As of December 31, 2020		As of December 31, 2019
	Carrying amount	Fair value	Carrying amount	Fair value
	Million	Million	Million	Million
SPD Bank	102,102	51,642	95,858	65,993
China Tower	49,790	47,159	48,738	75,729
IFLYTEK	2,290	10,543	2,275	9,268
True Corporation	5,192	4,502	7,087	6,432

(iii)	The Group assesses at the end of each reporting period whether there is objective evidence that interest in associates are impaired.
As of December 31, 2020, the fair value of investment in SPD Bank was RMB51,642 million (as of December 31, 2019: RMB65,993 million) based on its quoted market price, which was below its carrying amount by approximately 49.4% (as of December 31, 2019: approximately 31.2%). Management of the Group performed an impairment test and determined the recoverable amount of the investment based on its VIU. The calculation has considered pre-tax
cash flow projections of SPD Bank for the five years ending December 31, 2025 with an extrapolation made to perpetuity. The discount rate used to discount the cash flows to their respective net present values was based on cost of capital used to evaluate investments of similar nature in the mainland of China. Management judgement is required in estimating the future cash flows of SPD Bank. The key assumptions are determined with reference to external sources of information. Based on the management’s assessment results and sensitivity analysis performed, there was no impairment of the investment as of December 31, 2020.
As of December 31, 2020, the fair value of investment in True Corporation was RMB4,502 million (as of December 31, 2019: RMB6,432 million) based on its quoted market price, which was below its carrying amount by approximately 13.3% (as of December 31, 2019: approximately 9.2%). Management of the Group performed an impairment test and determined the recoverable amount of the investment based on its VIU. Based on the management’s assessment results, there was no impairment of the investment as of December 31, 2020.
As of December 31, 2020, the fair value of investment in China Tower was RMB47,159 million (as of December 31, 2019: RMB75,729 million) based on its quoted market price, which was below its carrying amount by approximately 5.3% (as of December 31, 2019: above its carrying amount by approximately 55.4%). After assessment, management concluded that the impairment was not required for the equity investment in China Tower.
Other than above, the management has determined that there was no impairment indicator of the Group’s interests in other associates
or
joint ventures as of December 31, 2020 and 2019.

Details of a major joint venture are as follows:
In 2015, CMC, a wholly-owned subsidiary of the Company, together with State Development & Investment Corporation and China Mobile State Development & Investment Management Company Limited (45% of its registered capital is owned by CMCC), established China Mobile Innovative Business Fund (Shenzhen) Partnership (Limited Partnership) (the “Fund”). The Group recognized the investment as interest in a joint venture. CMC committed to invest RMB1,500 million, which represents 50% of the equity interest of the Fund. As of December 31, 2020, CMC had contributed RMB1,256 million (as of December 31, 2019: RMB1,256 million) to the Fund with an outstanding commitment to further invest RMB244 million (as of December 31, 2019: RMB244 million) to the Fund upon request to be lodged by the Fund. There were no contingent liabilities relating to the Group’s interest in this joint venture as of December 31, 2020 and 2019.